Restricted Net Assets - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Restricted Net Assets [Line Items]
Percentage of income after tax to reserve	10.00%
Percentage of surplus reserve fund of registered capital	50.00%
Group entities and VIEs subsidiary restricted amount	¥ 776,460
Minimum [Member]
Restricted Net Assets [Line Items]
Percentage of restricted net assets of subsidiary exceeding consolidated net assets.	25.00%